Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of preparation and statement of compliance

2.1. Basis of preparation and statement of compliance

MDxHealth’s consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretation Committee (IFRS-IC) applicable to companies reported under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB), collectively “IFRS”. In addition the financial statements are also prepared in accordance with IFRS as adopted by the EU (“EU IFRS”).

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated. The functional and presentation currency is the U.S. Dollar ($) and all amounts are presented in thousands of U.S. Dollars, rounded to the nearest thousand, unless otherwise indicated.

Reclassifications

Certain prior period balances have been reclassified to conform to current period presentation of the Company’s consolidated financial statements and accompanying notes. Such reclassifications have no effect on previously reported results of operations, accumulated deficit, subtotals of operating, investing or financing cash flows or consolidated balance sheet totals.

Basis of consolidation

2.2. Basis of consolidation

The consolidated financial statements incorporate the financial statements of MDxHealth SA (Belgium) and its wholly owned subsidiaries, including MDxHealth Inc. (United States), and MDxHealth BV (The Netherlands) for each fiscal year ending on December 31.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The acquisition method of accounting is used to account for business combinations by the Company.

All intercompany balances, profits and transactions are eliminated upon consolidation.

Going Concern

2.3. Going Concern

The Company has experienced net losses and significant cash used in operating activities since its inception in 2003, and as of December 31, 2023, had an accumulated deficit of $331.4 million, a net loss of $43.1 million, and net cash used in operating activities of $21.5 million. Management expects the Company to continue to incur net losses and have significant cash outflows for at least the next twelve months. While these conditions, among others, could raise doubt about its ability to continue as a going concern, these consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of its assets and the satisfaction of liabilities in the normal course of business. A successful transition to attaining profitable operations is dependent upon achieving a level of positive cash flows adequate to support the Company’s cost structure.

As of December 31, 2023, the Company had cash and cash equivalents of $22.4 million. Taking into account the above financial situation and on the basis of the most recent business plan including the Company’s expected ability to access additional cash through debt, equity, or other means, the Company believes that it has sufficient cash to be able to continue its operations for at least the next twelve months from the date of issuance of these financial statements, and accordingly has prepared the consolidated financial statements assuming that it will continue as a going concern. This assessment is based on forecasts and projections within management’s most recent business plan as well as the Company’s expected ability to access additional cash through debt, equity or other means, for which at this moment a material uncertainty exists that casts substantial doubt on the Company’s ability to continue as a going concern. The Company also believes the going concern assumption is justified based on its ability to realize cost savings in case it will not be successful in raising additional cash through debt, equity or other means.

Macroeconomic Factors

The Company does not believe that the Ukraine war or the war in Israel/Gaza has an impact on the Company’s ability to continue as a going concern. There is no direct or indirect impact of these conflicts on the day-to-day business of the Company. The Company is not materially impacted by inflation, supply disruption or cyber-attacks due to the current geopolitical conflict.

With regards to climate-related matters, the Company is not impacted in a material way by extreme weather conditions.

Use of estimates and judgments

2.4. Use of estimates and judgments

Management makes certain critical accounting estimates and management judgments when applying the Company’s accounting policies, which affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates and judgments are continuously evaluated based on historical experience and other factors, including expectations of future events, which are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

Judgements:

Financial Liabilities and Assets (Note 16)

The warrant issued to Exact Sciences as well as the right held by MDxHealth to pay the earnout obligation either in cash or in shares, up to certain limits, were considered as embedded derivatives of the host financial (earnout) liability and not closely related to the host financial liability given the differences in risk and exposure:

●	The fair value of the Company’s option to settle the earnout obligation in cash or through the issuance of additional shares of the Company was measured based on a Monte Carlo valuation model which takes into account several factors including the expected evolution in Company’s share price as well as the 7.5% ownership limit of the outstanding shares of MDxHealth, as described above. This valuation model is considered as level 3 input and was valued as a $0.8 million financial asset; and
●	The fair value of the warrant held by Exact Sciences to acquire up to 1,000,000 of the Company’s shares at an exercise price of $5.265 per share, was measured based upon a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price. This valuation model is considered as level 3 input and was valued at $2.2 million financial liability.

Revenue recognition (Note 4):

As further described in Note 2.7 (paragraph “Determining the Transaction Price”), the Company analyzes historical collection data on a quarterly basis and makes adjustments to its estimates. In accordance with IFRS 15, revenue is recognized where such a variable consideration is included in the transaction price only to the extent that it is highly probable that the amount of revenue recognized will not be subject to significant future reversals as a result of subsequent re-estimation.

Going Concern (Note 2.3)

Management needs to make significant judgements whether the Company will have sufficient liquidity to continue operations during the next twelve months. Refer to Note 2.3 for management assessment.

Estimates:

The areas where assumptions and estimation uncertainties in the financial statements have potentially the most significant effect in 2023, are listed below:

Financial Liabilities and Assets (Note 16)

Other financial assets and liabilities are accounted for at fair value through the statement of profit or loss and include the following:

The fair value of the contingent consideration payable to Exact Sciences (for the GPS acquisition) and to NovioGendix, which are presented in the yearend statement of financial position under “other non-current financial liabilities” and “other current financial liabilities” are based on an estimated outcome of the conditional purchase price and contingent payments arising from contractual obligations (level 3 input). These were initially recognized as part of the purchase price and then subsequently measured for fair value. Any changes to fair value are recorded in the statement of profit or loss through either “other operating (expense) income”, “financial income” or “financial expense” depending on the underlying driver for the fair value adjustment.

The fair value of the GPS contingent consideration is based on the estimated timing and amount of the earnout payments. This estimate is then discounted to its net present value, taking into account the expected time when the earnout would become payable in 2025, 2026, and 2027. This contingent consideration was initially recorded along with the purchase price allocation of this business combination as detailed in Note 3.

In August 2023, the Company and Exact Sciences amended their existing GPS asset purchase agreement in consideration for an amendment fee of $250,000 in cash and 250,000 of the Company’s shares, a 5-year subscription right (warrant) to acquire up to 1,000,000 of the Company’s shares at an exercise price of $5.265 per share (representing a 50% premium to the market price of the shares as of August 18, 2023), and an increase in the potential aggregate earnout amount from $70 million to $82.5 million. At the option of MDxHealth, the earnout amounts can be settled in cash or through the issuance of additional shares of the Company (valued in function of a volume weighted average trading price of the Company's shares at the end of the relevant earnout period) to Exact Sciences, provided that the aggregate number of shares held by Exact Sciences shall not exceed more than 7.5% (increased from 5% in the initial agreement) of the outstanding shares of MDxHealth.

The amendment resulted in a fair value adjustment to the contingent consideration liability of $9.7 million for the year ended December 31, 2023, of which 9.1 million was recorded in “financial expenses” and resulted from changes in the weighted-average cost of capital (WACC) as well as changes in the terms of the earnout following the GPS asset purchase agreement amendment in August 2023, while the remaining $0.6 million was recorded under “other operating (expense) income, net”. The contingent consideration liability is considered as a financial liability based on level 3 input and was valued at $62.6 million as of December 31, 2023, using a discount rate of 12.83%.

The fair value of the contingent consideration related to NovioGendix is based on a risk-adjusted future cash flows of different scenarios discounted using an interest rate of 12.83%. The fair value of the liability for the year ended December 31, 2023, was valued at $1.2 million, of which $550,000 is considered to be current.

The fair value of the derivative financial liabilities related to the Innovatus derivative call option (as detailed in Note 16) was performed using a binomial pricing model which takes into account several factors including the expected evolution in Company’s share price and are considered as level 3 input. The fair value of the liability for the year ended December 31, 2023, is estimated at $192,000.

Impairment Testing (Notes 3, 10 and 11)

The Company recorded Goodwill of $35.9 million as part of the GPS business combination in the prior year (detailed in Note 3), which is subject to annual impairment testing. The Company has performed an impairment test as of December 31, 2023, at the level of the entire company which is in line with the level at which management monitors its profitability. The Company’s cash-generating unit (CGU) is expected to benefit from the synergies of the business combination.

The impairment testing is based on a discounted cash flow (DCF) model, with cash flows for the next five years derived from the internal budgets and a residual value that assumes a perpetual growth rate of 2%. The value-in-use is sensitive to the discount rate used for the DCF model as well as the expected future cash inflows and the growth rate used for extrapolation purposes.

Key underlying estimates are considered to be the estimated cashflows and the weighted-average cost of capital, and are further described in Note 10.

Share-Based Payments (Note 24)

Management estimates the fair value of the equity-settled share-based payment transactions by using the Black-Scholes option valuation model:

●	The dividend return is estimated by reference to the historical dividend payment of the Company; currently, this is estimated to be zero as no dividends have been paid since inception;
●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant;
●	Risk-free interest rate is based on the interest rate applicable for the 10-year Belgian government bond at the grant date given all grants during 2023 were done at the moment the Company was still listed on Euronext.

New Standards, Interpretations and Amendments

2.5. New Standards, Interpretations and Amendments

2.5.1. New Standards, Interpretations and Amendments adopted by the Company

The accounting policies have been consistently applied by the Company and are consistent with those used in previous years.

The following amendments and interpretations issued by the IASB and IFRIC apply for the first time in 2023, but do not have a significant impact on the consolidated financial statements of the Group.

●	IFRS 17 Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)
●	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued on 12 February 2021)
●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on 12 February 2021)
●	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)
●	Amendments to IFRS 17 Insurance contracts: initial application of IFRS 17 and IFRS 9 – Comparative information (issued on 9 December 2021
●	Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules (issued on 23 May 2023)

This adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

2.5.2. Standards and Interpretations issued but not yet effective in the current period

Certain new accounting standards and amendments to standards have been published, but were not mandatory for the December 31, 2023, reporting period.

No amendments to standards that are issued but not yet effective are considered to materially affect the Company’s accounting policies or any of the disclosures when applied for the first time.

The following amendments have been issued, but are not mandatory for the financial year beginning January 1, 2023:

●	Amendments to IAS 1 ‘Presentation of Financial Statements: Classification of Liabilities as current or non-current’ (effective January 1, 2024), affect only the presentation of liabilities in the statement of financial position — not the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. The amendments:
o	clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;
o	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services; and
o	clarify how conditions with which an entity must comply within 12 months after the reporting period, such as covenants, affect the corresponding liability’s classification.
●	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (effective January 1, 2024). The amendments explain how an entity accounts for a sale and leaseback after the date of the transaction, specifically where some or all the lease payments are variable lease payments that do not depend on an index or rate. They state that, in subsequently measuring the lease liability, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognizing any amount of the gain or loss that relates to the right of use it retains. Any gains and losses relating to the full or partial termination of a lease continue to be recognized when they occur as these relate to the right of use terminated and not the right of use retained.
●	Amendments to IAS 7 ‘Statement of Cash Flows’ and IFRS 7 ‘Financial Instruments: Disclosures’1: Supplier Finance Arrangements, effective 1 January 2024
●	Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability’1, effective 1 January 2025

The Company is analyzing the impact, if any, on its consolidated financial statements in view of the application of the amendment of IAS 1.

Foreign currency translation

2.6. Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Company’s functional and presentation currency is the U.S. dollar based on the continuing development of the commercial activities in the U.S. market.

Foreign currency transactions are translated into the functional currency using the exchange rates at the date of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss.

The results and financial positions of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that balance sheet. At December 31, 2023, the official exchange rate applied for assets and liabilities was €1 to $1.105 (2022: €1 to $1.066) quoted by the European Central Bank.
●	Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates. At December 31, 2023, the official exchange rate applied for income and expenses was €1 to $1.0813 (2022: €1 to $1.053) quoted by the European Central Bank.
●	All resulting exchange differences are recognized in other comprehensive income.

Revenue recognition

2.7. Revenue recognition

Performance obligations and timing of revenue recognition

The majority of the Company’s revenue is derived from laboratory services with revenue recognized at a point in time when control of the services has transferred to the customer. This is generally when the test results are delivered to the customer.

Minor other Company’s revenue is derived from license fees and royalties:

●	License fees are recognized when the Company has fulfilled all conditions and obligations. If the Company has continuing performance obligations towards the fees, the fee will be recognized on a straight-line basis over the contractual performance period.
●	Royalties are recognized as revenue once the amounts due can be reliably estimated based on the sale of the underlying products and services and when the collection of the royalties can be reasonably assured.

License up-front (signature fees) and non-refundable fees for access to prior research results and databases are recognized when earned, if the Company has no continuing performance obligations and all conditions and obligations are fulfilled. If the Company has continuing performance obligations towards the fees, the fee will be recognized on a straight-line basis over the contractual performance period.

Royalties are generated from the sales by third parties of products or services which incorporate the Company’s proprietary technology. Royalties are recognized as revenue once the amounts due can be reliably estimated based on the sale of the underlying products and services and when the collection of the royalties can be reasonably assured.

Determining the transaction price

A large portion of the Company’s revenues are derived from Medicare, which reimburses the Company for tests performed on its insured patients. Medicare has set a fixed price (via a Local Coverage Determination or “LCD”) for the Company’s Confirm mdx, Select mdx, and GPS tests. Therefore, the amount of revenue recognized from Medicare for these tests is determined by reference to the LCD pricing.

For other patients insured by commercial insurance companies where there is no certainty of the amount that will be paid for services rendered, the Company uses historical collection data – on an individual payor basis – to estimate its future collection and corresponding revenues that should be recognized for each type of test.

The Company analyzes historical collection data on a monthly basis and makes monthly adjustments to its estimates. In accordance with IFRS 15, revenue is recognized where such a variable consideration is included in the transaction price only to the extent that it is highly probable that the amount of revenue recognized will not be subject to significant future reversals as a result of subsequent re-estimation.

When historical collection data is insufficient to estimate future collections, the Company defaults to cash basis, meaning that revenues will not be recognized until actual cash payment is received from the payor.

Total revenue in any given year includes amounts related to tests performed in previous years that relate to:

●	revenue from transactions in previous years that did not previously meet the revenue recognition criteria;
●	differences between the revenue recognized in previous years and the actual amount received; and
●	reversals of revenue relating to balances that are outstanding for more than 9 months.

Segment information

2.8. Segment information

Information for the Company’s operating segments has been determined by reference to the information used by the chief operating decision maker (“CODM”) of the Company to review the performance of the Company and in making decisions on allocation of resources, the nature of the activities and the management structure and accountabilities. The Company’s CEO has been identified as the chief operating decision maker in accordance with his designated responsibility for the allocation of resources to operating segments and assessing their performance through periodic reporting. The CODM periodically reviews the Company’s performance based on information at a company level.

The Company monitors the profitability of the group as a whole given revenues are generated from clinical laboratory service testing and does accordingly not distinguish different business segments.

intangible assets

2.9. intangible assets

Initial measurement:

Externally acquired

Intangible assets are recognized on business combinations if they are separable from the acquired entity or give rise to other contractual/legal rights. The amounts ascribed to such intangibles are determined using appropriate valuation techniques.

Intangible assets are recognized on the business combinations of NovioGendix in 2015 (Select mdx) and GPS in 2022 and include:

●	Externally acquired intellectual property, including patents, technology and related IP; and
●	Customers.

All were valued through application of the relief from royalty method, except for the customers which were valued on the basis of multi-period excess earnings method.

Externally acquired intangible assets also include patents and software licenses which are initially recognized at cost.

Internally generated intangible assets (development costs)

Development costs are capitalized when requirements for capitalization during the development phase have been met. In absence of meeting the requirements, these are expensed in the period in which they were incurred as research and development expenses.

Internally generated intangible assets relate to Confirm mdx, Select mdx, Resolve mdx and GPS.

Subsequent measurement

Intangible assets are carried at their cost less any accumulated amortization and any accumulated impairment losses amortized on a straight-line basis over their estimated useful lives on the following basis:

●	Patents & software: shorter of (a) 5 years; or (b) the software license period / patent life
●	Intellectual property: 10-15 years
●	Customers: 6.5 years
●	Capitalized development costs: 5 years

Amortization over the asset’s useful life shall begin when the asset is available for use. Amortization of intangible assets are presented as a separate line in the consolidated statement of profit or loss.

Property, plant and equipment

2.10. Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment. Repair and maintenance costs are charged to the income statement as incurred. Depreciation is charged to write off the cost or valuation of assets over their useful lives, using the straight-line method, on the following basis:

●	Equipment: 5 years
●	IT hardware and software: 3 years
●	Furniture: 5 years
●	Vehicles: 5 years
●	Leasehold improvements: in line with the non-cancellable lease period of the related lease

Right-of-use assets and liabilities

2.11. Right-of-use assets and liabilities

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Depreciation periods range between 3 and 6 years. Right-of-use assets are subject to impairment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date which is in the following ranges:

●	Buildings: 10% and 12.75%
●	Vehicles: 2.5% and 3.75%
●	Materials: 9.75% and 12%

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Impairment of assets

2.12. Impairment of assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. The Company monitors its Goodwill at consolidated Company level which is the level of the Company of cash-generating units (CGUs) benefiting from the synergies. Non-financial assets other than Goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Inventories

2.13. Inventories

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises merely purchase costs, as the inventory consists solely of raw materials. Raw materials are not ordinarily interchangeable, and they are as such accounted for using the specific identification of their individual cost.

The Company does not account for work in progress and finished products.

Cash and cash equivalents

2.14. Cash and cash equivalents

Cash and cash equivalents are carried on the consolidated statement of financial position at nominal value. For the purposes of the cash flow statements, cash and cash equivalents comprise cash on hand, deposits held on call with banks, other short-term highly liquid investments and bank overdrafts. Bank overdrafts, if any, are included in borrowings included in current liabilities.

Taxation

2.15. Taxation

Current tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Deferred income tax is provided in full using the “balance sheet liability method”, on temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Share Capital

2.16. Share Capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Financial Assets

2.17. Financial Assets

The financial assets consist mainly of trade receivables and other current assets (deposits) as well as the Company’s option to settle the earnout obligation to Exact Sciences in cash or through the issuance of additional shares of the Company (refer to Note 3 for additional details on the Company’s earnout obligation to Exact Sciences).

Trade receivables and other current assets (deposits)

Classification and measurement on initial recognition

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.

The company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

For both trade receivables that do not contain a significant financing component, and trade receivables for which the collection is expected in less than one year, the Company has applied the simplified approach to providing for expected credit losses (ECL) prescribed by IFRS 9, which requires the use of the lifetime expected loss provision for all trade receivables.

Trade receivables do not carry any interest and are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment based on expected credit losses, where applicable.

Subsequent measurement

After initial recognition, trade receivables and some other current assets as listed in Note 14 are measured at amortized cost using the effective interest method, less provision for impairment based on expected credit losses.

Option to settle the earnout obligation to Exact Sciences in cash or through the issuance of additional shares of the Company

Classification and measurement on initial recognition

At the option of MDxHealth, the earnout amounts to Exact Sciences can be settled in cash or through the issuance of additional shares of the Company (valued in function of a volume weighted average trading price of the Company's shares at the end of the relevant earnout period) to Exact Sciences, provided that the aggregate number of shares held by Exact Sciences shall not exceed more than 7.5% (increased from 5% in the initial agreement) of the outstanding shares of MDxHealth.

This option is considered as an embedded derivative of the host financial (earnout) liability and not closely related to the host financial liability and is recognized at fair value through the statement of profit or loss at each closing date using the Monte Carlo valuation model, as further detailed in Note 3.

Financial Liabilities

2.18. Financial Liabilities

The financial liabilities consist mainly of loans and borrowings, lease liabilities, trade and other payables and other financial liabilities that include derivative financial liabilities and contingent consideration related to business combinations.

Measurement on initial recognition

At initial recognition, financial liabilities are measured at fair value less transaction costs unless the financial liability is carried at fair value through the statement of profit or loss, in which case the transaction costs are immediately recognized in the statement of profit or loss. The best estimate of the fair value at initial recognition is usually the transaction price, represented by the fair value of the consideration given or received in exchange for the financial instrument. Any difference between the fair value estimated by the entity and the transaction price (“day one gain or loss”) is recognized:

●	in the statement of profit or loss if the estimate is evidenced by a quoted price in an active market; and
●	deferred as an adjustment to the carrying amount of the financial instrument in all other cases.

The fair value of the contingent consideration payable at the date of acquisition is computed as the sum of the probability-weighted fair values of the purchase prices, as follows:

●	GPS: the liability recognized reflects a probability-weighted estimate at the current net present value at the date of acquisition, which is expected to become payable.
●	NovioGendix: each of the potential product development paths. The fair value of each path is in turn computed as the sum of the survival probability discounted to present values of the contingent payments in each such path, including the milestone and commercialization payments. Any other financial liability included in the consideration payable for a business combination is recorded at fair value at the date of acquisition.

The fair value of the derivative financial liabilities is determined as follows:

●	Exact Sciences 5-Year Warrants: The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of MDxHealth was measured using a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price.
●	Innovatus: The derivative financial instrument related to the Innovatus debt facility option to convert up to 15% of the outstanding aggregate principal amount into ordinary shares of the Company for a period up to August 2, 2025, is accounted for at fair value with a portion of the transaction costs allocated to the embedded derivative being expensed as incurred. The embedded derivative will be measured as an American call option using a binomial tree option pricing model with changes to fair value being recorded in the statement of profit or loss under financial expenses or income, as described further in Note 16.

Subsequent measurement

After initial recognition, loans and borrowings, lease liabilities, trade and other payables, are measured at amortized cost using the effective interest method. Contingent considerations and derivative financial liabilities are measured at fair value and are reviewed at each reporting period, with any changes in fair value recorded in the statement of profit or loss in either operating results (e.g., for changes in internal forecasts and projections) or financial results (e.g., for changes in net present value), depending on the nature of the driver of the fair value adjustment.

Retirement benefit plans and employee savings plans

2.19. Retirement benefit plans and employee savings plans

Payments to defined contribution employee savings plans are charged as an expense as they fall due. The Company does not offer nor operate any material defined benefit plans for its employees.

Share-based compensation plans for personnel, directors and business associates

2.20. Share-based compensation plans for personnel, directors and business associates

The Company grants stock options in accordance with several share-based compensation plans in consideration for services performed by personnel, directors and business associates. The cost of the services rendered is measured at the fair value of the granted options and recognized as an expense in the statement of profit or loss. The corresponding credit is recorded directly into equity.

The estimate of the number of options which will ultimately vest is revised at each reporting date. The change in estimate is recorded as an expense with a corresponding correction in equity.

The received amount, less directly attributable transaction costs, will be recorded as share capital and share premium when the options are exercised.